Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of Cash and cash equivalents

	As of December 31,
in 000€	2025	2024	2023
Cash at bank	129,847	97,323	119,606
Cash equivalents	4,071	4,981	7,967
Total	133,918	102,304	127,573